UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account - 2

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2022

Date of reporting period:	06/30/2022

Item 1 – Reports to Stockholders

The Prudential Variable Contract Account-2

SEMIANNUAL REPORT	June 30, 2022

This report is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, or the “Account”). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, 655 Broad Street, 19th Floor, Newark, NJ 07102. Both are Prudential Financial companies. All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

The views expressed in this report and information about the Account’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report

The Prudential Variable Contract Account-2 Table of Contents	Semiannual Report	June 30, 2022

∎	LETTER TO PARTICIPANTS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FINANCIAL REPORTS

Section A	Statement of Net Assets, Other Financial Statements, and Financial Highlights
Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Variable Contract Account-2 Letter to Participants	Semiannual Report	June 30, 2022

∎	DEAR PARTICIPANT:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential Variable Contract Account-2 semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Stuart Parker
President,
The Prudential Variable Contract Account-2	July 31, 2022

The Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — unaudited	June 30, 2022

VCA-2 (As of 06//30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	3.9%
Eli Lilly & Co.	Pharmaceuticals	3.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.1%
Bristol-Myers Squibb Co.	Pharmaceuticals	2.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.4%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.4%
Chubb Ltd.	Insurance	2.2%
ConocoPhillips	Oil, Gas & Consumable Fuels	2.1%
JPMorgan Chase & Co.	Banks	2.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2022

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 2.4%
Airbus SE (France)	17,300	$1,688,075
Raytheon Technologies Corp.	33,076	3,178,934

		4,867,009

Airlines — 0.6%
Delta Air Lines, Inc.*	43,825	1,269,610

Automobiles — 2.5%
General Motors Co.*	47,382	1,504,852
Tesla, Inc.*	5,446	3,667,446

		5,172,298

Banks — 7.7%
Bank of America Corp.	114,203	3,555,139
Citigroup, Inc.	31,615	1,453,974
JPMorgan Chase & Co.	37,236	4,193,146
PNC Financial Services Group, Inc. (The)	20,910	3,298,971
Truist Financial Corp.	69,686	3,305,207

		15,806,437

Beverages — 1.4%
PepsiCo, Inc.	16,630	2,771,556

Biotechnology — 3.1%
AbbVie, Inc.	23,919	3,663,434
Amgen, Inc.	9,089	2,211,353
Vertex Pharmaceuticals, Inc.*	1,749	492,851

		6,367,638

Building Products — 1.0%
Johnson Controls International PLC	41,722	1,997,649

Capital Markets — 2.6%
Blackstone, Inc.	15,909	1,451,378
Goldman Sachs Group, Inc. (The)	13,258	3,937,891

		5,389,269

Chemicals — 2.3%
DuPont de Nemours, Inc.	27,071	1,504,606
Linde PLC (United Kingdom)	11,303	3,249,952

		4,754,558

Communications Equipment — 1.0%
Cisco Systems, Inc.	46,564	1,985,489

Consumer Finance — 0.9%
SLM Corp.	116,602	1,858,636

Containers & Packaging — 1.3%
Crown Holdings, Inc.	28,682	2,643,620

Electric Utilities — 1.2%
NextEra Energy, Inc.	32,001	2,478,797

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.	15,843	2,297,710
SBA Communications Corp.	3,091	989,275

		3,286,985

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	3,642	$1,745,538
Walmart, Inc.	23,385	2,843,148

		4,588,686

Food Products — 1.3%
Mondelez International, Inc. (Class A Stock)	43,643	2,709,794

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	34,858	3,787,321
Dexcom, Inc.*	7,200	536,616
Intuitive Surgical, Inc.*	2,387	479,095

		4,803,032

Health Care Providers & Services — 3.9%
Centene Corp.*	30,872	2,612,080
Cigna Corp.	6,379	1,680,994
Laboratory Corp. of America Holdings	8,040	1,884,254
UnitedHealth Group, Inc.	3,701	1,900,945

		8,078,273

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*	8,089	720,568
McDonald’s Corp.	13,250	3,271,160

		3,991,728

Household Products — 1.7%
Procter & Gamble Co. (The)	23,889	3,434,999

Insurance — 5.4%
Chubb Ltd. (Switzerland)	22,432	4,409,683
Marsh & McLennan Cos., Inc.	12,625	1,960,031
MetLife, Inc.	38,514	2,418,294
RenaissanceRe Holdings Ltd. (Bermuda)	14,051	2,197,155

		10,985,163

Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)*	2,287	4,983,967
Alphabet, Inc. (Class C Stock)*	686	1,500,591
ZoomInfo Technologies, Inc.*	9,525	316,611

		6,801,169

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	37,600	3,993,496
MercadoLibre, Inc. (Argentina)*	1,440	917,093

		4,910,589

IT Services — 1.9%
Adyen NV (Netherlands), 144A*	1,027	1,478,561
Mastercard, Inc. (Class A Stock)	6,618	2,087,847
Snowflake, Inc. (Class A Stock)*	2,766	384,640

		3,951,048

Life Sciences Tools & Services — 1.1%
Danaher Corp.	8,619	2,185,089

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2022

COMMON STOCKS (continued)	Shares	Value
Machinery — 2.8%
Deere & Co.	6,072	$1,818,382
Fortive Corp.	32,723	1,779,477
Otis Worldwide Corp.	30,821	2,178,120

		5,775,979

Multi-Utilities — 2.9%
Ameren Corp.	26,546	2,398,696
Dominion Energy, Inc.	44,842	3,578,840

		5,977,536

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	34,193	4,950,462
ConocoPhillips	48,544	4,359,737
Hess Corp.	28,017	2,968,121
Williams Cos., Inc. (The)	106,322	3,318,310

		15,596,630

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,470	1,647,715

Pharmaceuticals — 8.2%
AstraZeneca PLC (United Kingdom), ADR	51,324	3,390,977
Bristol-Myers Squibb Co.	72,080	5,550,160
Eli Lilly & Co.	20,622	6,686,271
Novo Nordisk A/S (Denmark), ADR	11,066	1,233,084

		16,860,492

Road & Rail — 1.0%
Union Pacific Corp.	9,338	1,991,609

Semiconductors & Semiconductor Equipment — 4.6%
ASML Holding NV (Netherlands)	1,689	803,761
Broadcom, Inc.	4,356	2,116,188
Lam Research Corp..	2,677	1,140,804
NVIDIA Corp.	9,521	1,443,289
NXP Semiconductors NV (Netherlands)	11,372	1,683,397
QUALCOMM, Inc.	17,354	2,216,800

		9,404,239

Software — 5.4%
Atlassian Corp. PLC (Australia) (Class A Stock)*	2,943	551,518
Crowdstrike Holdings, Inc. (Class A Stock)*	3,262	549,843
HubSpot, Inc.*	1,252	376,414
Microsoft Corp.	31,417	8,068,828
Salesforce, Inc.*	9,270	1,529,921

		11,076,524

Specialty Retail — 0.6%
Lowe’s Cos., Inc.	6,449	1,126,447

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	46,978	6,422,832

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc. (Canada)*	4,050	$1,104,071
LVMH Moet Hennessy Louis Vuitton SE (France)	3,434	2,099,602
NIKE, Inc. (Class B Stock)	11,085	1,132,887

		4,336,560

TOTAL COMMON STOCKS (cost $146,214,556)		197,305,684

SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $7,604,591)(a)	7,604,591	7,604,591

TOTAL INVESTMENTS — 99.9% (cost $153,819,147)		204,910,275

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%
Dividends and Interests Receivable		164,679
Tax Reclaim Receivable		8,985
Payable for Pending Capital Transactions		(2,820)
Payable for Securities Purchased		(444)

OTHER ASSETS IN EXCESS OF LIABILITIES		170,400

NET ASSETS — 100.0%		$205,080,675

NET ASSETS, representing:
Equity of Participants — 1,910,796 Accumulation Units at an Accumulation Unit Value of $105.7430		$202,053,242
Equity of Annuitants		2,793,263
Equity of The Prudential Insurance Company of America		234,170

		$205,080,675

The following abbreviations are used in the semiannual report:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.

(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.

Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3—unobservable	inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments In Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,178,934	$1,688,075	$—
Airlines	1,269,610	—	—
Automobiles	5,172,298	—	—
Banks	15,806,437	—	—
Beverages	2,771,556	—	—
Biotechnology	6,367,638	—	—
Building Products	1,997,649	—	—
Capital Markets	5,389,269	—	—
Chemicals	4,754,558	—	—
Communications Equipment	1,985,489	—	—
Consumer Finance	1,858,636	—	—
Containers & Packaging	2,643,620	—	—
Electric Utilities	2,478,797	—	—
Equity Real Estate Investment Trusts (REITs)	3,286,985	—	—
Food & Staples Retailing	4,588,686	—	—
Food Products	2,709,794	—	—
Health Care Equipment & Supplies	4,803,032	—	—
Health Care Providers & Services	8,078,273	—	—
Hotels, Restaurants & Leisure	3,991,728	—	—
Household Products	3,434,999	—	—
Insurance	10,985,163	—	—
Interactive Media & Services	6,801,169	—	—
Internet & Direct Marketing Retail	4,910,589	—	—
IT Services	2,472,487	1,478,561	—
Life Sciences Tools & Services	2,185,089	—	—
Machinery	5,775,979	—	—
Multi-Utilities	5,977,536	—	—
Oil, Gas & Consumable Fuels	15,596,630	—	—
Personal Products	1,647,715	—	—
Pharmaceuticals	16,860,492	—	—
Road & Rail	1,991,609	—	—
Semiconductors & Semiconductor Equipment	9,404,239	—	—
Software	11,076,524	—	—
Specialty Retail	1,126,447	—	—
Technology Hardware, Storage & Peripherals	6,422,832	—	—
Textiles, Apparel & Luxury Goods	2,236,958	2,099,602	—
Short-Term Investment
Affiliated Mutual Fund	$7,604,591	$—	$—

Total	$199,644,037	$5,266,238	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2022

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows (unaudited):

Pharmaceuticals	8.2%
Banks	7.7
Oil, Gas & Consumable Fuels	7.6
Software	5.4
Insurance	5.4
Semiconductors & Semiconductor Equipment	4.6
Health Care Providers & Services	3.9
Affiliated Mutual Fund	3.7
Interactive Media & Services	3.3
Technology Hardware, Storage & Peripherals	3.1
Biotechnology	3.1
Multi-Utilities	2.9
Machinery	2.8
Capital Markets	2.6
Automobiles	2.5
Internet & Direct Marketing Retail	2.4
Aerospace & Defense	2.4
Health Care Equipment & Supplies	2.3
Chemicals	2.3
Food & Staples Retailing	2.2
Textiles, Apparel & Luxury Goods	2.1

Hotels, Restaurants & Leisure	2.0%
IT Services	1.9
Household Products	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Beverages	1.4
Food Products	1.3
Containers & Packaging	1.3
Electric Utilities	1.2
Life Sciences Tools & Services	1.1
Building Products	1.0
Road & Rail	1.0
Communications Equipment	1.0
Consumer Finance	0.9
Personal Products	0.8
Airlines	0.6
Specialty Retail	0.6

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2022

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $10,090 foreign withholding tax)	$1,984,411
Affiliated Dividend Income	15,291
Total Income	1,999,702
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(70,096)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(205,875)
Total Expenses	(275,971)
NET INVESTMENT INCOME	1,723,731
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investment Transactions	3,772,961
Foreign Currency Transactions	(1,997)
3,770,964
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(58,852,215)
Foreign Currencies	(94)
(58,852,309)
NET LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(55,081,345)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,357,614)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
OPERATIONS
Net Investment Income	$1,723,731	$2,416,341
Net Realized Gain on Investment and Foreign Currency Transactions	3,770,964	27,828,520
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(58,852,309)	20,454,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(53,357,614)	50,699,832
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In (911 and 19,087 units, respectively)	115,072	2,339,213
Withdrawals and Transfers Out (74,185 and 230,354 units, respectively)	(8,801,110)	(28,698,477)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(4,412)	(20,710)
Variable Annuity Payments	(304,148)	(654,166)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(8,994,598)	(27,034,140)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(376,223)	(402,303)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,728,435)	23,263,389
NET ASSETS
Beginning of period	267,809,110	244,545,721
End of period	$205,080,675	$267,809,110

SEE NOTES TO FINANCIAL STATEMENTS.

A5

FINANCIAL STATEMENTS OF VCA-2

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30, 2022	Year Ended December 31,
		2021	2020	2019	2018	2017
Investment Income	$1.0142	$1.7378	$1.6913	$1.6743	$1.4886	$1.1756
Expenses
Investment management fee	(0.0741)	(0.1542)	(0.1146)	(0.1045)	(0.1008)	(0.0883)
Assuming mortality and expense risks	(0.2220)	(0.4620)	(0.3433)	(0.3132)	(0.3021)	(0.2647)
Net Investment Income	0.7181	1.1216	1.2334	1.2566	1.0857	0.8266
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(27.8322)	22.3587	15.6857	18.6403	(6.8449)	13.7979
Net Increase (Decrease) in Accumulation Unit Value	(27.1141)	23.4803	16.9191	19.8969	(5.7592)	14.6205
Accumulation Unit Value
Beginning of period	132.8571	109.3768	92.4577	72.5608	78.3200	63.6995
End of period	105.7430	132.8571	109.3768	92.4577	72.5608	78.3200
Total Return**	(20.41)%	21.47%	18.30%	27.39%	(7.35)%	22.95%
Ratio of Expenses to Average Net Assets***	0.50%†	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets***	1.20%†	0.92%	1.35%	1.51%	1.35%	1.16%
Portfolio Turnover Rate	20%††	35%	58%	48%	36%	48%
Number of Accumulation Units Outstanding For Participants at end of period (000’s omitted)	1,911	1,984	2,195	2,392	2,607	3,000

*	Calculated by accumulating the actual per unit amounts daily.
**

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

***	These calculations exclude PICA’s equity in VCA-2.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO FINANCIAL STATEMENTS OF

VCA-2 (Unaudited)

Note 1:	Organization

The Prudential Variable Contract Account-2 (“VCA-2” or the “Account”) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. VCA-2 has been designed for use by employers ( Contractholders ) in making retirement arrangements on behalf of their employees ( Participants ). The investment objective of the Account is long-term growth of capital.

Note 2:	Accounting Policies

The Account follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles ( GAAP ). The Account consistently follows such policies in the preparation of its financial statements.

Securities Valuation:    The Account holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Committee’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Account’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds, and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Account is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

B1

Investments in open-end (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation:    The books and records of the Account are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Account are presented at the foreign exchange rates and market values at the close of the period, the Account does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Account does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Account’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Account becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income and realized and unrealized gain (losses) (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment

B2

Result (AIR). The valuation interest rate is equal to the AIR less 0.50% in contract charges defined in Note 3. The AIRs are selected by each Contractholder and are described in the prospectus. Such amounts are included in Equity of annuitants in the Statement of Net Assets.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PGIM Investments pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than annuitants’ and PICA’s) account in VCA-2, is charged to the Account and paid to PGIM Investments for investment management services.

A daily charge, paid to PICA for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than annuitants’ and PICA’s) account in VCA-2.

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or on the last business day of each calendar year. Such amounts are reflected as a withdrawal on the Statements of Changes in Net Assets. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

No sales charge is deducted from Participants’ purchase payments and/or contributions. However, PICA has reserved the right in the future to impose or deduct a maximum sales charge of 2.50% from purchase payments and/or contributions.

PICA, PGIM Investments and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

Note 4:	Other Transactions with Affiliates

During the six months ended June 30, 2022, the Account invested in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PGIM Investments. Through the Account’s investment in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or compensated for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated Dividend Income”.

The Account may enter into certain securities purchase or sale transactions under Committee approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Committee. For the six months ended June 30, 2022, no 17a-7 transactions were entered into by the Account.

Note 5:	Portfolio Securities

For the six months ended June 30, 2022, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $46,147,930 and $59,927,079, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the six months ended June 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain(Loss)	Realized Gain(Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments — Affiliated Mutual Fund:
PGIM Core Ultra Short Bond Fund(1)(a)
$2,101,943	$24,756,863	$19,254,215	$—	$—	$7,604,591	7,604,591	$15,291

(1)	The Account did not have any capital gain distributions during the reporting period.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

B3

Note 6:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the six months ended June 30, 2022 and year ended December 31, 2021, $0 and $0 of participant loan principal and interest have been paid to VCA-2, respectively.

Note 8:	Risks of Investing in the Account

The Account’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Account’s risk, please refer to the Account’s Prospectus and Statement of Additional Information.

Risks Associated with Variable Investment Options:    You take all the investment risk for amounts allocated to VCA-2, which invest in a portfolio primarily consisting of equity securities of major, established corporations. If VCA-2’s assets increase in value, then your Unit Value goes up; if they decrease in value, your Unit Value goes down. How much your Unit Value goes up or down depends on the performance of VCA-2’s portfolio. We do not guarantee the investment results of VCA-2. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of VCA-2.

Insurance Company Risk:    No company other than PICA has any legal responsibility to pay amounts that PICA owes under the Contract. You should look to the financial strength of PICA for its claims-paying ability. PICA is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect PICA and our ability to conduct business and process transactions. Although PICA has business continuity plans, it is possible that the plans may not operate as intended or required and that PICA may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Annuitization:    Once you annuitize your interest under the Contract, your decision is irreversible. The impacts of this decision are:

•

Your Unit Value is no longer available to you to allocate among investment options (to the extent allowed under the Contract) or make further withdrawals. Instead, you will be paid a stream of annuity payments.

•	You generally cannot change the payment stream you chose once it has begun.

•	The Death Benefit terminates upon annuitization.

Possible Adverse Tax Consequences:    The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Before payments are made under the Contract for your benefit or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

Not a Short-Term Investment:    The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing Contributions in the Contract is consistent with the purpose for which the investment is being considered.

B4

Risk of Loss:    All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note 9:	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for the Account Committee’s assignment of its responsibility for the execution of valuation-related activities to the Account’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Account.

Note 10:	Subsequent Event

At its March Meeting, the Committee approved the restructuring of VCA-2 which will change VCA-2 from a management investment company overseen by the Committee to a unit investment trust invested solely in shares of an underlying fund — the Fidelity VIP index 500 Portfolio. The restructuring is expected to take place in December 2022, subject to participant approval.

B5

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Account has adopted and implemented a liquidity risk management program (the “LRMP”). The Account’s LRMP seeks to assess and manage the Account’s liquidity risk, which is defined as the risk that the Account is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Account. The Account’s Committee Members (the “Committee”) has approved PGIM Investments LLC (“PGIM Investments”), the Account’s investment manager, to serve as the administrator of the Account’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Account’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Account’s LRMP includes no less than annual assessments of factors that influence the Account’s liquidity risk; no less than monthly classifications of the Account’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Account’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Account does not invest primarily in highly liquid investments; and regular reporting to the Committee.

At a meeting of the Committee on March 1-3, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Committee addressing the operation, adequacy, and effectiveness of the Account’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that the Account’s LRMP was reasonably designed to assess and manage the Account’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Account’s investment strategies continue to be appropriate given the Account’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Account, including liquidity risks presented by the Account’s investment portfolio, is found in the Account’s Prospectus and Statement of Additional Information.

B6

The Prudential Variable Contract Account-2

Approval of Advisory Agreements

The VCA-2 Committee

The Committee of the Prudential Variable Contract Account-2 (“VCA-2”) (the “Committee”) consists of ten individuals, eight of whom are not “interested persons” of VCA-2, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Committee Members”). The Committee is responsible for the oversight of VCA-2 and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Committee Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Committee is an Independent Committee Member. The Committee has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Committee Members.

Annual Approval of VCA-2’s Advisory Agreements

As required under the 1940 Act, the Committee determines annually whether to renew VCA-2’s management agreement with PGIM Investments LLC (“PGIM Investments”) and VCA-2’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including all of the Independent Committee Members, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of VCA-2 and its investors.

In advance of the meetings, the Committee requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Committee considered comparative fee information from PGIM Investments and Jennison. Also, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates, the performance of VCA-2, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with VCA-2 and its investors as VCA-2’s assets grow. In its deliberations, the Committee did not identify any single factor which alone was responsible for the Committee’s decision to approve the agreements with respect to VCA-2. In connection with its deliberations, the Committee considered information provided by PGIM Investments throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Committee determined that the overall arrangements between VCA-2 and PGIM Investments, which serves as VCA-2’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as VCA-2’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of VCA-2 and its investors in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee’s reaching its determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Committee received and considered information regarding the nature, quality and extent of services provided to VCA-2 by PGIM Investments and Jennison. The Committee noted that Jennison is affiliated with PGIM Investments. The Committee considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for VCA-2, as well as the provision of recordkeeping, compliance, and other services to VCA-2, and PGIM Investments’ role as administrator of VCA-2’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Committee noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Committee also considered that PGIM Investments pays the salaries of all of the officers and Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to VCA-2’s investment restrictions and compliance with applicable VCA-2 policies and procedures. The Committee considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Committee considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of VCA-2 and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of VCA-2’s portfolio. The Committee was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Committee also noted that it received favorable compliance reports from VCA-2’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to VCA-2 by Jennison, and that there was a reasonable basis on which to conclude that VCA-2 benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Committee was provided with information on the profitability of PGIM Investments and its affiliates in serving as VCA-2’s investment manager. The Committee discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Committee concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Committee received and discussed information concerning economies of scale that PGIM Investments may realize as VCA-2’s assets grow beyond current levels. During the course of time, the Committee has considered information regarding the launch date of VCA-2, the management fees of VCA-2 compared to those of similarly managed funds and PGIM Investments’ investment in VCA-2 over time. The Committee noted that, while VCA-2 does not have breakpoints in its management fees, economies of scale can be shared with VCA-2 in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Committee considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of VCA-2 and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Committee recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Committee’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Committee considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with VCA-2. The Committee concluded that potential benefits to be derived by PGIM Investments included benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with VCA-2. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Committee concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of VCA-2 / Fees and Expenses

The Committee considered certain additional factors and made related conclusions relating to the historical performance of VCA-2 for the one-, three-, five- and ten-year periods ended December 31, 2021. The Committee also considered VCA-2’s actual management fee, as well as VCA-2’s net total expense ratio, for the fiscal year ended December 31, 2021. The Committee considered the management fee for VCA-2 as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by VCA-2 investors and includes any fee waivers or reimbursements. The net total expense ratio for VCA-2 represents the actual expense ratio incurred by VCA-2 investors.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments provided supplemental Peer Universe or Peer Group information for reasons addressed with the Committee. The comparisons placed VCA-2 in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Committee and the Committee’s conclusions regarding VCA-2’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of any fund expenses, or subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Committee.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Committee noted that VCA-2 underperformed its benchmark index over all periods.

•

The Committee considered PGIM Investments’ assertions that VCA-2’s underperformance was driven by its exposure to higher-valuation growth stocks, which were out of favor during 2021; and that PGIM Investments expects relative returns to improve as markets return to favoring such stocks.

•	The Committee additionally considered that VCA-2 ranked in the 51st percentile of its peer group in the first quarter of 2022.

•	The Committee also considered that PGIM Investments was in the process of restructuring the Fund, with such restructuring anticipated to occur in late 2022.

•

The Committee concluded that, in light of the above, and given the unique structural considerations and limited distribution of this legacy product, it would be in the best interests of VCA-2 and its investors to renew the agreements.

•	The Committee concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Committee concluded that the approval of the agreements was in the best interests of VCA-2 and its investors.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. Please be sure to have your contract number available when you call.

(800) 458-6333

Investors should consider the contract and VCA-2’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectus that can be obtained from your financial professional. You should read the prospectus carefully before investing.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (Commission), at www.sec.gov.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling (800) 458-6333.

The Account will file with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-PORT. Form N-PORT will be available on the Commission’s website at www.sec.gov or call (800) SEC-0330. Participants may obtain copies of Form N-PORT filings by calling (800) 458-6333.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

LT.RS.001

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:          The Prudential Variable Contract Account-2

By:	/s/ Andrew R. French

Andrew R. French

Secretary

Date:	August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker

Stuart S. Parker

President and Principal Executive Officer

Date:	August 23, 2022

By:	/s/ Christian J. Kelly

Christian J. Kelly

Treasurer and Principal Financial and Accounting Officer

Date:	August 23, 2022